SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   SEPTEMBER 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


9-2     CEE    43200    10.8867         14.57	   Weeden & Co.
9-3	" "       13200   10.5649         14.21                " "
9-4       " "      13200    10.3485         14.14               " "
9-8       " "        6900    10.6005         15.14               " "
9-9     " "        11700    10.7474         15.05               " "
9-10     " "      11700    10.75             14.43               " "
9-11	" "       11700	10.2837         14.12               " "
9-14	" "         9900	10.8213         14.70               " "
9-15	" "	5700	10.9792         14.55               " "
9-17	" "	7000	10.75             14.06               " "
9-21	" "	9200	10.5564         13.51               " "
9-22	" "	9200	10.9375         13.95               " "
9-23	" "	9200	11.125           14.28               " "
9-24	" "	9200	11.3465         14.77               " "
9-25	" "	9200	11.0625         14.50               " "
9-28	" "	7600	11.375           14.74               " "
9-29	" "	7600	11.375           14.58               " "
9-30	" "	7600	11.3125         14.20               " "

The Central European Equity Fund, Inc.
Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          10/5/98